Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 575	$ 562
Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	543	530
Trademarks [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	32	32
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	90	114
Industrial Products [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	89	91
Growing Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	318	289
Potash [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	18	20
Other [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 28	$ 16